Earnings Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings Per Share
9.	Earnings Per Share
The Company’s unvested RSUs are deemed to be participating securities; therefore, the Company will apply the two-class
method for the calculation of basic EPS for the Class A shares. Diluted EPS attributable to Class A shares is calculated under both the two-class
method and the treasury stock method, and the more dilutive of the two calculations is presented.
Class B Shares are considered potentially dilutive shares of Class A shares because they are convertible into Class A shares on a one-for-one
basis; therefore, the Company applied the
if-converted
method for the calculation of diluted EPS for the Class A shares.
We determined that the presentation of EPS for the period prior to the Offering would not be meaningful due to the significant nature of the Corporate Reorganization on our capital structure. Therefore, EPS information has not been presented for periods prior to the Offering.
The following table sets forth the computation of basic and diluted EPS attributable to our Class A shares for the period from July 1, 2024 to September 30, 2024, which represents the period subsequent to the Offering.

(in thousands, except for share and per share amounts)	Period of July 1 - September 30, 2024
Numerator
Net loss	$(2,756)
Less: Net loss attributable to noncontrolling interest	(5,412)

Net income attributable to LandBridge Company LLC	2,656
Less: Undistributed earnings allocated to participating securities	94

Basic net income attributable to LandBridge Company LLC	$2,562

(in thousands, except for share and per share amounts)	Period of July 1 - September 30, 2024
Numerator
Plus: Net loss attributable to noncontrolling interest	(5,412)
Plus: Undistributed earnings allocated to participating securities	94

Diluted net loss attributable to shareholders	$(2,756)

Denominator
Basic weighted average shares outstanding	17,425,000

Dilutive Class B shares	55,726,603

Diluted weighted average shares outstanding	73,151,603

Basic net income per share	$0.15
Diluted net loss per share	$(0.04)
Class B shares outstanding as of September 30, 2024 were determined to be dilutive and have been included in the computation of diluted net loss per share. In addition, weighted-average RSUs of 637,877 were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive for the three months ended September 30, 2024 and have been excluded from the computation of diluted net loss per share.